RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Cost of revenues of products	$ 2,048	$ 764	$ 3,770
Research and development		346	61
Purchase of property and equipment and inventory		$ 101	$ 100